Income taxes - Additional information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes [Line Items]
Federal alternative minimum tax credit carryforwards	$ 45,000,000
Earnings attributable to foreign subsidiaries that have been permanently reinvested abroad	3,500,000,000
Tax reserves	250,000,000	289,000,000	335,000,000	189,000,000
Impact on tax expense if tax reserves were unnecessary	250,000,000
Accrued interest, related to income taxes in the balance sheet	59,000,000
Additional tax expense related to interest	31,000,000	9,000,000
Reasonably possible increase in uncertain tax positions within the next 12 months, if a re-evaluation is required	850,000,000
United Kingdom
Income Taxes [Line Items]
The total amount of disputed tax assessments for the life of a transaction, covering the period from 2001 - 2006 related to foreign tax credits	900,000,000
State and Local
Income Taxes [Line Items]
Net operating loss carryfowards	1,600,000,000
Operating loss carryforwards, expiration year	2029
Germany
Income Taxes [Line Items]
Net operating loss carryfowards	$ 110,000,000